10. Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative liabilities

The following tables summarize the components of the Company’s derivative liabilities and linked common shares as of March 31, 2021:

	March 31, 2021
The financings giving rise to derivative financial instruments	Indexed Shares	Fair Values
Compound embedded derivatives	347,942,680	$(1,137,623)
Total	347,942,680	$(1,137,623)

The following tables summarize the components of the Company’s derivative liabilities and linked common shares as of March 31, 2020:

	March 31, 2020
The financings giving rise to derivative financial instruments	Indexed Shares	Fair Values
Compound embedded derivatives	77,027,083	$(58,790)
Total	77,027,083	$(58,790)

The following table summarizes the effects on the Company’s gain (loss) associated with changes in the fair values of the derivative financial instruments by type of financing for the years ended March 31, 2021 and 2020:

	March 31,	March 31,
	2021	2020
Compound embedded derivatives	$(1,332,661)	$119,102
Day one derivative loss	(151,978)	–
Total	$(1,484,639)	$119,102

Significant inputs

Significant inputs and results arising from the Monte Carlo Simulations process are as follows for the embedded derivatives that have been bifurcated from the Convertible Notes and classified in liabilities:

March 31, 2021
Quoted market price on valuation date	$0.0058
Contractual conversion rate	$0.0031 - $0.01
Contractual term to maturity	0.24 Years – 0.87 Years
Market volatility:
Equivalent Volatility	190.74% - 374.31%
Interest rate	8.0%

Schedule of changes in fair value of derivatives

The following table reflects the issuances of compound embedded derivatives and the changes in fair value inputs and assumptions related to the compound embedded derivatives during the period ended March 31, 2021 and 2020.

	March 31,	March 31,
	2021	2020

Beginning balance	$58,790	$–
Issuances:
Compound embedded derivatives	732,416	178,692
Conversions	(859,352)	–
Derivative extinguished / debt repaid in cash	(126,892)	–
Loss (gain) on changes in fair value inputs and assumptions reflected in income	1,332,661	(119,902)
Total	$1,137,623	$58,790